Segmental Information - Summary of Information by Reportable Segment - Result (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reportable segments [line items]
System Fund revenues	$ 1,217	$ 928	$ 765
Reimbursement of costs	832	589	637
Revenue	3,892	2,907	2,394
Operating profit	628	494	(153)
Net financial expenses	(96)	(139)	(140)
Fair value gains on contingent purchase consideration	8	6	13
Profit/(loss) before tax	540	361	(280)
Tax	(164)	(96)	20
Profit/(loss) for the year	376	265	(260)
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(95)	(29)	(270)
Fair value gains on contingent purchase consideration	0		21
Profit/(loss) before tax	(95)	(29)	(263)
Tax	(26)	(29)	(52)
Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	1,843	1,390	992
Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	828	534	219
System Fund [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(105)	(11)	(102)
Americas [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(46)	(22)	(118)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	1,005	774	512
Americas [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	761	559	296
EMEAA [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(49)	(7)	(128)
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	552	303	221
EMEAA [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	152	5	(50)
Greater China [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	0		(5)
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	87	116	77
Greater China [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	23	58	35
Central [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	0		(19)
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	199	197	182
Central [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	$ (108)	$ (88)	$ (62)